Summary of acquisition of Fudbalski Klub Akademija Pandev (FKAP) (Tables)	6 Months Ended
Jun. 30, 2023
Summary Of Acquisition Of Fudbalski Klub Akademija Pandev Fkap Abstract
Schedule of Details Purchase Consideration the Net Assets	Details of the provisional purchase consideration, the net assets acquired, and goodwill are as follows:
April 28, 2023
EUR
Cash purchase	600,000
Contingent consideration	167,000
Total purchase consideration	767,000

Schedule of Price Allocation
Fair Value June 30, 2023
EUR
Net Tangible Assets
Net working capital	37,184
Fixed assets	13,547
Amounts due to related parties	-

Identifiable Intangible Assets
Customer relationships	25,000
Assembled workforce	40,000
Broadcasting rights	95,000
Brand	370,000
Player contracts	130,000
Implied goodwill	141,491

Business Enterprise Value (BEV)	852,222
-
Less: Non-controlling interest	(85,200)
Total Purchase Price (Equity Basis)	767,022